Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Entity Registrant Name	HUBSPOT INC
Amendment Flag	false
Entity Central Index Key	0001404655
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36680
Entity Tax Identification Number	20-2632791
Entity Address, Address Line One	Two Canal Park
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02141
City Area Code	(888)
Local Phone Number	482-7768
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.001 per share
Trading Symbol	HUBS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false